Consolidated (Condensed) Statements of Operations (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Mar. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Earnings (loss) from discontinued operations, income taxes		$ 0.1	$ (0.3)	$ (1.0)
Loss on sale of discontinued operations, income taxes		$ 0.0	$ (0.6)	$ 4.4
Share attributable to Manitowoc common shareholders	137,016,712	137,016,712	137,016,712	137,016,712